Related parties - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Revenue	$ 3,719,829	$ 3,723,475
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Loans outstanding from related party transactions	$ 0	76,328
Total for all associates | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	312,000	466,000
Receivables from related party transactions	0	74,000
Payables from related party transactions	7,000	172,000
Loans outstanding from related party transactions	$ 0	$ 76,000